ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Related party	Total current assets
Current assets	$ 158	$ 19,645
Qatar Airways [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	Qatar Airways
Relationship	Indirect shareholder
Country of origin	Qatar
Currency	US$
Current assets	$ 148	19,400
TAM Aviação Executiva e Taxi Aéreo S.A [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Related party	Taxi Areo S.A.
Relationship	Common shareholder
Country of origin	Brazil
Currency	BRL
Current assets	$ 1
Delta Air Lines Inc. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	Delta Air Lines Inc.
Relationship	Shareholder
Country of origin	U.S.A.
Currency	US$
Current assets		205
Granja Marina Tornagaleones S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	87.752.000-5
Related party	Granja Marina Tornagaleones S.A.
Relationship	Common shareholder
Country of origin	Chile
Currency	CLP
Current assets	$ 6	36
Inmobiliaria e Inversiones Asturias S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.782.530-1
Related party	Inmobiliaria e Inversiones Asturias S.A.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets		1
Parque de Chile S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	76.335.600-0
Related party	Parque de Chile S.A.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 2	2
Rio Dulce S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.989.370-3
Related party	Rio Dulce S.A.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 1
Inversiones Costa Verde Ltda. y CPA. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Related party	Ltda. y CPA.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets		$ 1